Annual Total Returns[BarChart] - ProShares UltraShort Russell2000 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(50.04%)	(23.57%)	(34.17%)	(52.52%)	(17.55%)	(1.04%)	(39.38%)	(26.50%)	18.92%	(38.39%)